Description of Organization and Business Operations (Details)					3 Months Ended	6 Months Ended		9 Months Ended
	Oct. 22, 2021 USD ($)	Jul. 12, 2021 USD ($) Vote $ / shares shares	Jan. 11, 2021 USD ($) Vote $ / shares shares	Jul. 22, 2020 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares	Jan. 11, 2021 USD ($) Vote $ / shares item shares	Dec. 31, 2020 USD ($) Vote $ / shares item shares	Sep. 30, 2021 USD ($) Vote $ / shares item shares	Sep. 20, 2021 Vote $ / shares	Jul. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares							3,600,000	3,600,000
Purchase price, per unit | $ / shares			$ 10.00			$ 10.00	$ 10.00	$ 10.00
Number of shares issued | shares								1,100,000
Aggregate purchase price					$ 25,000	$ 25,000
Outstanding balance of related party note			$ 0			0	$ 0	$ 945,000
Fair Value of convertible note - related party								1,064,140
Deferred underwriting commissions			9,700,000			$ 9,700,000	9,700,000	9,700,000
Payments for investment of cash in Trust Account			276,000,000.0				$ 276,000,000.0	$ 276,000,000
Condition for future business combination use of proceeds percentage						80	80	80
Condition for future business combination threshold Percentage Ownership						50	50	50
Condition for future business combination threshold Net Tangible Assets			5,000,001			$ 5,000,001	$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent						20	20	20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)						100.00%	100.00%	100.00%
Months to complete acquisition | item						24	24	24
Maximum Allowed Dissolution Expenses						$ 100,000	$ 100,000	$ 100,000
Operating bank accounts						2,200,000	161,000	255,000
Working capital			1,300,000			1,300,000	$ 421,000,000,000	$ 765,000,000,000
Amount borrowed			$ 500,000			$ 500,000
SES
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares								$ 10.00
SES | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Total consideration		$ 2,810,000,000
Share price | $ / shares		$ 10.00
Numerator Shares in exchange ratio | shares		281,000,000
Earn-out shares | shares		30,000,000
Closing stock trigger price for issuance of earn-out shares. | $ / shares		$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares		1 year
Maximum period of closing stock trigger price for issuance of earn-out shares		5 years
Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of votes per share | Vote			1			1	1	1	1
Common Stock, Number Of Votes Per Share | Vote			1			1	1	1	1
Class A Ordinary shares | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | Vote		1
Common Stock, Number Of Votes Per Share | Vote		1
Class A Ordinary shares | SES
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares								7,500,000
Class A Ordinary shares | Before domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares		$ 0.0001
Common stock conversion ratio		1
Warrants conversion ratio		1
Units conversion ratio		1
Class A Ordinary shares | After domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares		$ 0.0001
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		0.33
Class A Ordinary shares | BCA Amendment
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | Vote									10
Common Stock, Number Of Votes Per Share | Vote									10
Class B Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Class B Ordinary shares | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | Vote		10
Common Stock, Number Of Votes Per Share | Vote		10
Class B Ordinary shares | Before domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares		$ 0.0001
Common stock conversion ratio		1
Class B Ordinary shares | After domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares		$ 0.0001
Class B Ordinary shares | BCA Amendment
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares									$ 0.0001
Working capital loans warrant
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of working capital loan								$ 1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			27,600,000			27,600,000
Purchase price, per unit | $ / shares			$ 10.00			$ 10.00
Number of warrants in a unit | shares			0.33			0.33
Proceeds from issuance initial public offering			$ 276,000,000.0
Deferred underwriting commissions			9,700,000			$ 9,700,000
Other offering costs			$ 15,800,000			$ 15,800,000
Initial Public Offering | Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit | shares			1			1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			5,013,333			5,013,333	5,013,333	5,013,333
Price of warrant | $ / shares			$ 1.50			$ 1.50	$ 1.50	$ 1.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			3,600,000			3,600,000
PIPE Investors
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 200,000,000
PIPE Investors | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		20,000,000
Sale of stock, price per share | $ / shares		$ 10.00
Aggregate purchase price		$ 200,000,000
Aggregate amount of commitments under Subscription Agreements	$ 275,000,000
PIPE Investors | BCA Amendment
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 75,000,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 25,000
Amount borrowed				$ 500,000
Sponsor | Class B Ordinary shares | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares				8,625,000
Aggregate purchase price				$ 25,000